Convertible Bonds (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of convertible bonds

As of December 31, 2016 and 2017, the detail of convertible bonds is as follow:

	As of December 31,
	2016	2017
	NT$	NT$
Unsecured overseas convertible bonds	13,580,212	12,533,316
Less: Discounts on bonds payable	(867,561)	(518,087)
Current portion	(12,712,651)	—

	—	12,015,229